SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The Company’s diluted loss per share is the same as the basic loss per share for the years ended December 31, 2017 and 2016, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.

	Twelve Months Ended December 31,
	2017	2016
Loss to common shareholders (Numerator)	$(702,163)	$(2,124,252)
Basic and diluted weighted-average number of common shares outstanding (Denominator)	141,305,050	139,186,557

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Company has excluded the following dilutive securities from the calculation of fully-diluted shares outstanding because the result would have been anti-dilutive:

	Twelve Months Ended December 31,
	2017	2016
Effect of dilutive common stock equivalents:
Warrants	-	-
Convertible notes and interest	3,391,300	3,430,547
Total	3,391,300	3,430,547